As filed with the Securities and Exchange	Registration No. 033-81216
Commission on September 11, 2007	Registration No. 811-02513
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
Post-Effective Amendment No. 37 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
ING Life Insurance and Annuity Company
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
Depositor’s Telephone Number, including Area Code: (860) 723-2239
Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on October 2, 2007 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts

                                                        EXPLANATORY NOTE

The purpose of this Post-Effective Amendment No. 37 is to prevent Post-Effective Amendment
No. 35 to the Registration Statement on Form N-4 (File No. 033-81216) filed on July 6, 2007 from automatically going effective on September 15, 2007.

PARTS A, B and C

The Contract Prospectus and the Statement of Additional Information each dated April 30, 2007 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 37 by reference to Registrant’s filing under Rule 497(c), as filed with the Securities and Exchange
Commission (the “SEC”) on April 30, 2007, and under Rule 497(e), as filed with the SEC on
August 20, 2007. Part C of this Post-Effective Amendment No. 37 incorporates by reference
Part C of Post-Effective Amendment No. 35 to Registration Statement on Form N-4 (File No.
033-81216), as filed electronically with the SEC on July 6, 2007.

                                                                  SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 033-81216) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Hartford, State of Connecticut, on the 11th day of September, 2007.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Brian D. Comer*
Brian D. Comer President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 37 to the Registration
Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Brian D. Comer*	President	)
Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) September
Thomas J. McInerney		) 11, 2007
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Robert W. Crispin*	Director	)
Robert W. Crispin		)
)
David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact